Note 3 - Deposits	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Notes
Note 3 - Deposits

NOTE 3 – DEPOSITS

On October 12, 2012 Portus and Portus Acquisition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with Surequest Systems, Inc., a Delaware Corporation, (“SureQuest”) and its wholly owned subsidiary Surequest Systems, Inc., a Texas corporation, (“SureQuestTX”).

The Agreement provides in part for the Company to acquire all of the issued and outstanding shares of common stock of SureQuestTX in exchange for all of the issued and outstanding shares of common stock of Portus Acquisition Corp. A good faith deposit in the amount of $40,000 was issued at that time. The deposit is not refundable in the event the transaction is not completed.

On Feburary 8, 2013, Portus paid $25,000 to SureQuestTX, for licensing rights to its data base and functional platform in order to launch Portus Cloud. As June 30, 2013, “Portus Cloud” has not yet launched.

NOTE 4 – DEPOSIT

On October 12, 2012 Portus and Portus Acquisition Corp., our wholly owned subsidiary, entered into a Share Exchange Agreement with Surequest Systems, Inc., a Delaware Corporation, (“SureQuest”) and its wholly owned subsidiary Surequest Systems, Inc., a Texas corporation, (“SureQuestTX”)

The Agreement provides in part for the Company to acquire all of the issued and outstanding shares of common stock of SureQuestTX in exchange for all of the issued and outstanding shares of common stock of Portus Acquisition Corp. A good faith deposit in the amount of $40,000 was issued at that time. The deposit is not refundable in the event the transaction is not completed. We believe that the acquisition of SureQuest is probable only if we are able to raise $5,000,000. The closing is contingent on the acceptance of the registration statement and the contract calls for closing within 30 days of the acceptance of the registration statement. To complete the closing, we will need to have $5,000,000 in cash deposited in Portus Acquisitions Corp. and exchange 100% of the shares of Portus Acquisitions Corp for 100% of the shares of SureQuest Systems of Texas. However, if we are unable to raise at least $5,000,000 in the offering or from other sources, we will not be able to close.

The major terms of the acquisition have been agreed to as is memorialized in the executed share exchange agreement. We are acquiring SureQuest TX for its functionality and data base as a part of the Portus Cloud network. SureQuest TX revenue model currently generates revenue from subscription agreements with commercial kitchens. Portus intends to change to a transactional revenue model and the revenues currently received by SureQuest will not be relative to the success of Portus. Therefore the current revenue stream and operations of SureQuest TX is irrelevant to our business model. Furthermore, our current and historic financials shed little light to the success of our endeavor. The true value of our company comes with the recognition that we are creating a network platform/grid for the food service industry and supply chain that does not currently exist and can be deployed globally. There is no assurance that our business model will be successful.